Public Warrants and Private Placement Warrants (Details) - Reinvent Technology Partners Z	Nov. 30, 2020 $ / shares shares
Public warrants
Class of Warrant or Right [Line Items]
Warrant shares outstanding (in shares) | shares	4,600,000
Private placement warrants
Class of Warrant or Right [Line Items]
Warrant shares outstanding (in shares) | shares	4,400,000
Common stock warrant
Class of Warrant or Right [Line Items]
Conversion ratio	1
Common Class A | Public warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 11.50
Common Class A | Private placement warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 11.50